Goodwill	12 Months Ended
Dec. 31, 2022
Disclosure Of Goodwill Text Block Abstract
Goodwill
12.	Goodwill

As of December 31, 2022 and 2021, the S/4,459,000 of goodwill relates to the acquisition of assets made by the subsidiary Distribuidora Norte Pacasmayo S.R.L.

The Group has assessed the recoverable amount of goodwill held and has determined that there is no impairment at December 31, 2022 and 2021.